Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2016
Registrant Name	dei_EntityRegistrantName	INVESTORS CASH TRUST
CIK	dei_EntityCentralIndexKey	0000863209
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Jul. 29, 2016
Effective Date	dei_DocumentEffectiveDate	Aug. 01, 2016
Prospectus Date	rr_ProspectusDate	Aug. 01, 2016